Right-of-Use Assets and Lease Liabilities - Schedule of Related to Finance Leases (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Finance leases:
Current finance lease obligation			$ 145,240
Non-current finance lease obligation
Total finance lease obligation			$ 145,240